Loans Payable	12 Months Ended
Jan. 31, 2022
Loans Payable

11. Loans Payable

	Loans Payable $	Current $	Long-term $

Balance, January 31, 2021, 2020 and 2019	–	–	–
Proceeds from loans payable	120,000
Premium on loans payable	(50,949)
Accretion	5,508

Balance, January 31, 2022	74,559	40,000	34,559

In February 2021, the Company and its wholly-owned subsidiary, MedMelior, each entered into Canada Emergency Business Account (“CEBA”) term loan agreements for $60,000 with an initial expiry date of December 31, 2023 and interest rate of nil% per annum during this initial term. The CEBA term loan agreements also provide for an extended maturity date of December 31, 2025 and interest rate of 5% per annum during the extended term.